Convertible Notes Payable (Details) - USD ($)		9 Months Ended	12 Months Ended
	Nov. 14, 2022	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Apr. 03, 2023	Feb. 07, 2023	Jan. 10, 2023	Dec. 21, 2022	Dec. 15, 2022	May 30, 2022	Jul. 19, 2021
Convertible Notes Payable [Line Items]
Convertible note payable		$ 1,970,000	$ 2,400,000
Converted into common stock per shares (in Dollars per share)		$ 2
Annual rate of return percentage		12.00%
Common stock valued per shares (in Dollars per share)		$ 2
Warrants issued (in Shares)		(1)
Principal amount		$ (10)
Warrant exercisable year		5 years
Price per share (in Dollars per share)		$ 5.5
Deferred debt discount		$ 16,000
Converted common shares (in Shares)							100,933
Conversion amount price per share amount (in Dollars per share)		$ 2
Annual rate interest		12.00%
Warrant price (in Dollars per share)		$ 4
Dividend Rate		0.00%
Amortization expense		$ 713,681	$ 393,157	$ 589,735
Common stock per share value (in Dollars per share)		$ 0.0001	$ 0.0001	$ 0.0001
Cumulative gross proceeds												$ 5,000,000
Warrants and beneficial conversion description			• Term — 4 – 17 months• Risk-free Interest Rate — 0.1% to 0.8%, average of 0.6%• Dividend Rate 0• Volatility 61.7%
Recorded compensation to advisor			$ 362,693
Convertible warrants shares (in Shares)			78,292
Warrants exercise price, per share (in Dollars per share)		$ 4	$ 5
Debt discount of the warrants description			• Term — 12 – 21 months• Risk-free Interest Rate — 0.03% to 0.8%, average of 0.36%• Dividend Rate 0• Volatility 61.7%
Note payable conversion description			at $2.00 per share concurrently when shares of common stock are sold to the public in the financing event; or in the event the financing event is not completed within eighteen (18) months from the date of the individually issued notes, the Conversion Price, reduced from the original conversion proce of $4.00 per share, was two dollars ($2.00) per share and the Conversion Amount shall automatically be converted into common stock of the Company at $2.00 per share on the Maturity. The 2022 Convertible Note Payable carry an annual rate of return of twelve (12.0%) percent simple interest and all interest and principal are paid in the Company’s Common Shares at a value of five ($2.00) dollars per share, or, as Payment-in-Kind, or P-I-K. Interest shall be paid quarterly until maturity date. Additionally, concurrently, with the 2022 Convertible Notes, the Company issued with the 2022 Convertible Notes Warrant (the “Warrants”) at a rate of one (1) Warrant for every $10 of Notes purchased. Each Warrant shall be exercisable for a period of five (5) years at a price of $5.50 per share.
Convertible warrants shares (in Shares)		12,370,002	12,370,002
Gain on debt			$ 208,811
Recorded compensation			$ 205,600
Minimum [Member]
Convertible Notes Payable [Line Items]
Interest rate		4.59%
Long-Duration Contracts, Assumptions by Product and Guarantee, Volatility Rate		75.20%
Warrants exercise price, per share (in Dollars per share)			$ 2
Conversion price (in Dollars per share)	$ 2
Maximum [Member]
Convertible Notes Payable [Line Items]
Interest rate		5.25%
Long-Duration Contracts, Assumptions by Product and Guarantee, Volatility Rate		78.70%
Warrants exercise price, per share (in Dollars per share)			$ 4
Conversion price (in Dollars per share)	$ 4
Warrant [Member]
Convertible Notes Payable [Line Items]
Annual rate of return percentage		10.00%
Warrant [Member]
Convertible Notes Payable [Line Items]
Warrant exercisable year		5 years
2020 Convertible Note Payable [Member]
Convertible Notes Payable [Line Items]
Convertible note payable					$ 4,004,900	$ 2,000,000		$ 500,000
Total convertible notes sold								$ 200,000
Annual rate of return percentage					10.00%
Warrants issued (in Shares)					400,490
Warrant price (in Dollars per share)					$ 5
Warrants percentage					50.00%
Accrued interest					$ 148,000
Common stock per share value (in Dollars per share)					$ 5
Maturity date					Oct. 30, 2021
Cumulative gross proceeds					$ 5,000,000
Outstanding principal balance												$ 5,000,000
Common stock, shares (in Shares)												867,767
Convertible Note Payables [Member]
Convertible Notes Payable [Line Items]
Conversion amount price per share amount (in Dollars per share)		$ (2)
Price per share (in Dollars per share)		2
Warrant price (in Dollars per share)		$ 2
Convertible Note Payables [Member] | Warrant [Member]
Convertible Notes Payable [Line Items]
Warrant issued		$ 10
2021 Convertible Note Payable [Member]
Convertible Notes Payable [Line Items]
Convertible note payable				$ 7,226,335
Annual rate of return percentage				10.00%
Warrants issued (in Shares)				722,637
Warrant price (in Dollars per share)				$ 5
Warrants percentage				50.00%
Common stock per share value (in Dollars per share)				$ 5
Maturity date			May 30, 2022
Common stock, shares (in Shares)									11,000		1,583,807
Convertible note payable principal amount									$ 50,000		$ 7,176,335
2022 Convertible Note Payable [Member]
Convertible Notes Payable [Line Items]
Convertible note payable			$ 2,570,000
Convertible warrants shares (in Shares)			257,000
Black-Scholes [Member]
Convertible Notes Payable [Line Items]
Warrants and beneficial conversion description			• Term — 3 – 18 months (maturity date of the convertible notes)• Risk-free Interest Rate — 3.1% to 4.4%, average of 3.9% (US Treasury rates)• Dividend Rate 0 (Historical amounts)• Volatility 69.5 – 82.5%
Debt discount and beneficial conversion description			• Term — 13 – 15 months• Risk-free Interest Rate — 4.5% to 4.7%, average of 4.6%• Dividend Rate 0• Volatility 77.3 – 82.5%
Advisor [Member]
Convertible Notes Payable [Line Items]
Convertible warrants shares (in Shares)										78,292
Financial advisor [Member]
Convertible Notes Payable [Line Items]
Convertible warrants shares (in Shares)			66,413